Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Preferred shares	Ordinary shares		Treasury shares		Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2018		$ 1,000		$ (388)		$ 112,687	$ 73,348	$ 2,550,790	$ (89,262)	$ 2,648,175
Balance (in Shares) at Dec. 31, 2018		20,000,000	[1]	(7,750,000)	[2]
Acquisition of HKDAEx Limited		$ 240		$ (93)		1,495,358				1,495,505
Acquisition of HKDAEx Limited (in Shares)		4,800,000	[1]	(1,860,000)	[2]
Net income							38,999	9,048,873		9,087,872
Foreign currency translation									(132,280)	(132,280)
Balance at Dec. 31, 2019		$ 1,240		$ (481)		1,608,045	112,347	11,599,663	(221,542)	13,099,272
Balance (in Shares) at Dec. 31, 2019		24,800,000	[1]	(9,610,000)	[2]
Issuance of ordinary share through initial public offering, net		$ 256				17,276,954				17,277,210
Issuance of ordinary share through initial public offering, net (in Shares)		5,124,400	[1]		[2]
Cashless exercise of stock warrants		$ 7				(7)
Cashless exercise of stock warrants (in Shares)		130,312	[1]		[2]
Net income								2,048,107		2,048,107
Foreign currency translation									1,144,657	1,144,657
Balance at Dec. 31, 2020		$ 1,503		$ (481)		$ 18,884,992	$ 112,347	$ 13,647,770	$ 923,115	$ 33,569,246
Balance (in Shares) at Dec. 31, 2020		30,054,712	[1]	(9,610,000)	[2]

[1]	gives retroactive effect to 2-for-1 forward share split to authorized and issued and outstanding shares on November 8, 2019.
[2]	gives retroactive effect to the surrender of an aggregate of 12.5% of our then outstanding ordinary shares, from our existing shareholders at no consideration to the Company as treasury shares on November 8, 2019 and surrender of an aggregate of 30.0% of our then outstanding ordinary shares, from our existing shareholders at no consideration to the Company as treasury shares on May 28, 2020.